Long-term debt and long-term debt due to related parties - Summary of Future Minimum Lease Payments for Finance Leases (Detail) $ in Thousands	Mar. 28, 2026 CAD ($)
Debt Disclosure [Abstract]
2027	$ 1,907
2028	72
2029	65
2030	53
2031	31
Total minimum lease payments	2,128
Less imputed interest	(139)
Total	$ 1,989
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Operating Lease, Liability, Noncurrent